                      SEMIANNUAL REPORT / JANUARY 31 2001

                             AIM MONEY MARKET FUND


                                    [Artwork]


                                [AIM FUNDS LOGO]

                           -- Registered Trademark --

                     SEMIANNUAL REPORT / CHAIRMAN'S LETTER

                    Dear Shareholder:

                    We are pleased to send you this report on AIM Money Market
[PHOTO OF           Fund for the six-month period ended January 31, 2001.
ROBERT H.           Concerns about interest rates and declining corporate
GRAHAM]             earnings growth weighed heavily on equity markets and drove many investors into such safe havens as money market funds during the reporting period.

MARKET UNCERTAINTY CONTINUES
After aggressively raising interest rates through May of 2000 to stave off inflation, the Federal Reserve Board (the Fed) left interest rates unchanged for the remainder of the year. However, in late summer and early fall, rising oil prices, unrest in the Middle East and unease about corporate earnings shortfalls combined to produce a steep market decline. This followed the considerable volatility that had whipsawed investors just months earlier.

Uncertainty about the outcome of the presidential election also roiled markets. Even the December resolution of the election controversy failed to produce a sustained rally. By then, the Fed indicated that it might consider cutting interest rates in the wake of indications of slower economic growth. But the Fed's bias shift was insufficient to counteract investors' concerns, and most key market indexes recorded losses for 2000.

Then in January of the new year, the Fed cut short-term interest rates twice--first in a rare inter-meeting move and then at its scheduled month-end meeting--for a full percentage-point reduction, leaving the federal funds rate (the rate banks charge one another for overnight loans) at 5.5%. While markets immediately rallied, the excitement gave way to further trepidation about the slowing economy and uncertain corporate earnings.

The interest-rate environment has been a study in contrasts. For 2000, government markets were the best-performing fixed-income sector, with longer-maturity issues outperforming shorter-maturity issues. Even so, while interest rates across the Treasury yield curve have fluctuated, the short end of the curve has seen the most movement over the past six months, while the yield curve has flattened from its previously inverted state. Cash in the form of three- and six-month Treasury bills saw yields fall from 6.25% and 6.43% six months ago to 4.98% and 4.84%, respectively, by the end of the reporting period. The government's buyback program, spurred by its budget surplus, may pick up steam in the months ahead and drive Treasury prices--which move conversely to yields--up even more.

FUND PROVIDES STABILITY AND SAFETY
Amidst a very uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund maintained a weighted average maturity (WAM) in the 18- to 32-day range throughout the six-month reporting period. At the end of that period, the WAM stood at 29.77 days, and seven-day yields for the fund were 5.06% for Cash Reserve Shares, 4.32% for Class B shares and 4.32% for Class C shares. Total net assets in the fund stood at $1.2 billion at the end of the reporting period.

AIM Money Market Fund seeks to provide as high a level of current income as possible consistent with preservation of capital and liquidity by investing in high-quality money market instruments including commercial paper, repurchase agreements and U.S. Treasury and U.S. government agency securities. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


                             AIM MONEY MARKET FUND

                     SEMIANNUAL REPORT / CHAIRMAN'S LETTER


YOU CAN READ THIS REPORT ONLINE
A new service--electronic delivery of fund reports and prospectuses--is available. You can read the same AIM report you are reading now--online. Once you sign up for the service, we will send you a link to the report via e-mail. If you choose to receive your reports online, you will not receive a paper copy by mail. You may cancel the service at any time by visiting our Web site.

Please visit our Web site at www.aimfunds.com and go to "Your AIM Account." Log into your account and then click on the "View Other Account Options" dropdown menu and select "eDelivery."

If you receive your account statements, fund reports and prospectuses from your financial advisor, rather than directly from AIM, this service is not accessible to you. Ask your financial advisor if his or her firm offers electronic delivery.

MARKET ENVIRONMENT TENUOUS
The U.S. economy grew at an annual rate of just 1.1% during the last quarter of 2000, its weakest performance in more than five years, accentuating how dramatically the economy has slowed since a year ago. Fed Chairman Alan Greenspan has not ruled out the possibility of a more extended downturn if consumers become so disconcerted that they stop spending. However, reasons for optimism remain. Inflation continues to be low, and the Fed has indicated that it will move aggressively to keep the economy afloat, actions that should provide stability, which is a good environment for fixed-income markets.

As always, please feel free to contact our Client Services department at 800-959-4246 if you have any questions or comments about this report on your fund. Automated information about your AIM account is available 24 hours a day on the AIM Investor Line at 800-246-5463. Or visit our Web site at www.aimfunds.com for account or fund information.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman


                    COVER ART: WATER LILIES BY CLAUDE MONET

                             AIM MONEY MARKET FUND

                     SEMIANNUAL REPORT / FOR CONSIDERATION

AIM PRIVACY POLICY

We are always aware that when you invest in an AIM fund, you entrust us with more than your money. You also share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
    AIM collects nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law.
For example, we use this information to administer your accounts with us through such activities as sending you transaction confirmations, annual reports, prospectuses and tax forms.
    Even within AIM, only people involved with servicing your accounts have access to your information.
    To ensure the highest level of confidentiality and security, AIM maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our Web site--www.aimfunds.com. More detail is available to you at that site.

                                  [LOCK IMAGE]

 A I M Capital Management, Inc. o A I M Distributors, Inc. o The AIM Family of
        Funds--Registered Trademark-- o AMVESCAP National Trust Company


                             AIM MONEY MARKET FUND

                     SEMIANNUAL REPORT / FOR CONSIDERATION

PROTECT YOUR NEST EGG WITH FOUR TAX-TRIMMING STRATEGIES

Are taxes pecking away at your nest egg? There are ways to protect the funds you've carefully set aside for your life's goals--retirement, college for your children and grandchildren, a house or a dream vacation.

IRAs: DEFER, DEDUCT TAXES
One of the best ways to protect your income (and maybe even receive a tax deduction) is to contribute to a Traditional or Roth IRA. Setting up and managing an IRA is simple. For more information, please ask your financial consultant or visit AIM's Web site at www.aimfunds.com.
    To be eligible to make a Traditional IRA contribution, you must be under 70 1/2 and have earned income, or be a non-working spouse.
    If you don't have a pension plan at work, you can deduct up to $2,000 for the maximum allowable yearly IRA contribution. If you're covered by a plan at work, you may still qualify for a full or partial deduction. A married couple with one wage-earner can contribute up to $4,000 (up to $2,000 each) in two IRA accounts. This can help cut your tax bill significantly. For example, if you're in the 15% tax bracket, putting that $4,000 into IRAs can save you $600 in taxes. Even if your contribution is not tax-deductible, it still may be worthwhile to invest in an IRA. Contributions to Traditional IRAs grow tax-deferred until withdrawn.
    The Roth IRA provides another option for individuals with earned income below $110,000 for single filers ($160,000 for couples filing jointly). With a Roth IRA, you make after-tax contributions to your account. Withdrawals from the account are tax-free if the account has been open five years and one of the following conditions applies:

o   The account holder is at least 59 1/2;
o The account holder is buying a home for the first time ($10,000 lifetime maximum);
o   The account holder has become disabled; or
o   The account holder has died.

    AIM's Web site (www.aimfunds.com) offers a Roth IRA Analyzer and a Roth Rollover Calculator.
    Another IRA option allows you to save for a child's college education. The Education IRA allows you to contribute $500 after taxes each year to a special account set up in a child's name.

EMPLOYER PLANS OFFER TAX HELP
Other ways of reducing your tax bill include putting some of your earnings in retirement plans that may be offered by your employer. These include the popular 401(k) and 403(b) plans. 403(b) plans are specifically for employees of public educational institutions such as school systems, universities and medical schools,

--------------------------------------------------------------------------------
THE EARLY BIRD MAY HATCH THE BIGGEST EGG

Whether you're contributing to an IRA or any other investment, the earlier you start, the better. The reason is simple: compounding. Reinvesting your distributions allows your earnings to grow over time. Here are some examples:

o STARTING AT 25, SUSAN CONTRIBUTED $2,000 A YEAR to her IRA for 10 years--a total of $20,000--and then allowed the investment to accrue until she turned
    65. She ended up with $611,815 for her retirement.
o BILL STARTED INVESTING AT 35. He contributed $2,000 a year to his IRA for 15 years--a total of $30,000--and then allowed the investment to accrue until he turned 65. He had $291,987 for retirement.
o KATE WAITED UNTIL SHE WAS 45 TO START INVESTING FOR RETIREMENT. She contributed $2,000 a year to her IRA for 20 years--a total of $40,000--and ended up with only $126,005. Even though Susan initially contributed the least amount of money to her IRA for the shortest period of time, she ended up with more money at retirement than Bill or Kate because of the power of compounding over time.

                                    [CHART]

======================================
 Susan           Bill           Kate

   2,200
   4,620
   7,282
  10,210
  13,431
  16,974
  20,872
  25,159
  29,875
  35,062
  38,569          2,200
  42,425          4,620
  46,668          7,282
  51,335         10,210
  56,468         13,431
  62,115         16,974
  68,327         20,872
  75,159         25,159
  82,675         29,875
  90,943         35,062
 100,037         40,769          2,200
 110,041         47,045          4,620
 121,045         53,950          7,282
 133,149         61,545         10,210
 146,464         69,899         13,431
 161,110         76,889         16,974
 177,222         84,578         20,872
 194,944         93,036         25,159
 214,438        102,340         29,875
 235,882        112,574         35,062
 259,470        123,831         40,769
 285,417        136,214         47,045
 313,959        149,836         53,950
 345,355        164,819         61,545
 379,890        181,301         69,899
 417,879        199,431         79,089
 459,667        219,374         89,198
 505,634        241,312        100,318
 611,817        291,987        126,005
======================================

Please keep in mind that this is a hypothetical example and not indicative of the performance of any investment, IRA or AIM fund. Results are based on an average annual total return of 10%. Your actual return is not likely to be constant from year to year, and there is no guarantee that a specific rate of return will be achieved. Source: Towers Data Systems HYPO--Registered Trademark--.


                             AIM MONEY MARKET FUND

                     SEMIANNUAL REPORT / FOR CONSIDERATION

plus members of 501(c)3 organizations, such as museums, research foundations and religious institutions.

Contributing to one of these plans can reduce the portion of your income that is subject to federal taxes. For example, if you make $55,000 annually and contribute $5,000 of that to your employer-sponsored retirement plan, you will reduce your taxable income by $5,000. In addition, your employer may match part of your contributions, adding extra impact.

ANNUITIES: ANOTHER OPTION
Have you contributed the maximum amount to your retirement plan? If so, annuities offer another way to grow assets tax-deferred. Offered by life insurance companies, annuities allow you to contribute as much and as often as you like. The larger your annual investments, the more you benefit from tax-deferred compounding. And an annuity includes a guaranteed benefit in case of your death.
    NOTE: With Traditional IRAs, annuities and employer-sponsored plans, payment of taxes on the growth of your investment is deferred until you withdraw it after retirement. At that point income taxes become due, but you could be in a lower tax bracket. There may be tax penalties for withdrawals made before 59-1/2.

MUNI BONDS: DELETING TAXES
Municipal-bond funds generally are exempt from federal income taxes. If you think they're just for the very wealthy, you may want to reconsider. If you are in the 28% tax bracket or above, municipal-bond funds may have a place in your portfolio. They can provide you with a steady stream of current income.
    When you take into consideration the federal tax-exempt status of municipal bonds--and the mutual funds that invest in them--their yields are compelling. The chart below shows how tax-exempt yields compare with taxable-equivalent yields.
    This discussion does not constitute tax advice. Please discuss your situation with your financial advisor and your tax advisor. They can help you choose investments that suit your risk tolerance, financial goals and current circumstances.

--------------------------------------------------------------------------------
IS TAX-EXEMPT INVESTING FOR YOU?

o   Has your federal income tax bill gone up in the past few years?
o   Do your investments provide a significant amount of your income?
o   Do you depend on income from investments to cover current expenses?
o Are you reinvesting your distributions for long-term growth and paying taxes on those distributions?
o Do you contribute the maximum possible to retirement plans offered by your employer?

    If you answered yes to any of these questions, ask your financial consultant about tax-exempt investing.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMPARING YIELDS SHOWS APPEAL OF TAX-EXEMPT INVESTING

Depending on your income bracket, a tax-exempt bond fund may be more advantageous than a taxable fund. The table shows how the yield on a tax-exempt investment can be as attractive as that of a higher-yielding taxable investment.
    Suppose, for example, you are in the 28% tax bracket and you invest in a municipal-bond fund with a 5% yield. A fund that is subject to federal income taxes would have to have a yield of at least 6.9% to be competitive, as demonstrated in this chart.

TAX-EXEMPT VS. TAXABLE-EQUIVALENT YIELD
at 2000 federal income tax rates*

                                     TAX-EXEMPT YIELD
                         MARGINAL    5%        6%         7%
TAXABLE INCOME           INCOME
(JOINT RETURN)           TAX RATE    TAXABLE-EQUIVALENT YIELD
$0-$43,850               15%         5.9%      7.1%       8.2%

$43,851-$105,950         28          6.9       8.3        9.7

$105,951-$161,450        31          7.2       8.7       10.1

$161,451-$288,350        36          7.8       9.4       10.9

More than $288,350       39.6        8.3       9.9       11.6

This chart is for illustrative purposes only and is not intended to project the performance of any AIM fund. *A portion of distributions from a federally tax-exempt investment may be subject to state income taxes or the alternative minimum tax.
--------------------------------------------------------------------------------

                             AIM MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
January 31, 2001
(Unaudited)

                            MATURITY   PAR (000)       VALUE
COMMERCIAL PAPER-61.36%(a)

ASSET-BACKED SECURITIES-
  COMMERCIAL/LOAN/
  LEASES-2.89%

Centric Capital Corp.
  5.23%                     07/11/01   $ 18,000    $   17,581,600
-----------------------------------------------------------------
Fountain Square Commercial
  Funding
  5.48%                     04/23/01      7,515         7,422,340
-----------------------------------------------------------------
Sweetwater Capital Corp.
  5.16%                     07/25/01     10,000         9,750,600
=================================================================
                                                       34,754,540
=================================================================

ASSET-BACKED SECURITIES-FULLY
  BACKED-8.35%

Blue Ridge Asset Funding
  Corp.
  5.90%                     02/09/01     10,559        10,545,156
-----------------------------------------------------------------
Enterprise Funding Corp.
  6.49%                     02/22/01     20,000        19,924,283
-----------------------------------------------------------------
Intrepid Funding Master
  Trust
  5.45%                     04/06/01     20,198        20,002,304
-----------------------------------------------------------------
Three Rivers Funding Corp.
  6.54%                     02/05/01     50,000        49,963,667
=================================================================
                                                      100,435,410
=================================================================

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-21.48%

Charta Corp.
  6.52%                     02/02/01     25,000        24,995,472
-----------------------------------------------------------------
Corporate Receivables
  Corp.
  6.34%                     02/16/01     30,000        29,920,750
-----------------------------------------------------------------
Edison Asset
  Securitization, LLC
  6.50%                     02/28/01     30,000        29,853,750
-----------------------------------------------------------------
Falcon Asset
  Securitization Corp.
  6.32%                     03/29/01     14,500        14,357,449
-----------------------------------------------------------------
Monte Rosa Capital Corp.
  6.55%                     02/01/01     32,000        32,000,000
-----------------------------------------------------------------
  5.76%                     02/23/01     20,000        19,929,600
-----------------------------------------------------------------
Preferred Receivables Funding Corp.
  6.53%                     02/15/01     22,990        22,931,618
-----------------------------------------------------------------
Sheffield Receivables
  Corp.
  6.25%                     03/02/01     35,000        34,823,785
-----------------------------------------------------------------
Thunder Bay Funding Inc.
  5.51%                     04/12/01     50,000        49,464,306
=================================================================
                                                      258,276,730
=================================================================

ASSET-BACKED SECURITIES-
  TRADE RECEIVABLES-12.19%

Corporate Asset Funding
  Co.
  5.50%                     04/06/01     50,000        49,511,111
-----------------------------------------------------------------
Delaware Funding Corp.
  5.50%                     04/11/01     51,000        50,462,375
-----------------------------------------------------------------

                            MATURITY   PAR (000)       VALUE
ASSET-BACKED SECURITIES- TRADE
  RECEIVABLES-(CONTINUED)

Eureka Securitization,
  Inc.
  5.56%                     03/19/01   $ 47,000    $   46,666,091
=================================================================
                                                      146,639,577
=================================================================

BANKS-MAJOR REGIONAL-0.77%

Fortis Funding
  5.02%                     08/01/01      9,500         9,260,225
=================================================================

FINANCIAL-DIVERSIFIED-7.86%

General Electric Capital
  Corp.
  6.42%                     03/14/01     25,000        24,817,208
-----------------------------------------------------------------
General Electric Services
  Corp.
  6.31%                     05/09/01     30,000        29,489,942
-----------------------------------------------------------------
Henkel Corp.
  5.02%                     08/03/01     11,000        10,719,298
-----------------------------------------------------------------
UBS Finance Delaware, Inc.
  6.20%                     05/08/01     30,000        29,504,000
=================================================================
                                                       94,530,448
=================================================================

INVESTMENT BANKING/
  BROKERAGE-4.57%

Salomon Smith Barney
  Holdings, Inc.
  6.47%                     02/05/01     55,000        54,960,461
=================================================================

METALS MINING-3.25%

Rio Tinto America, Inc.
  5.50%                     03/23/01     39,400        39,099,028
=================================================================
    Total Commercial Paper
      (Cost $737,956,419)                             737,956,419
=================================================================

SHORT-TERM OBLIGATIONS-4.23%

BANKS-DOMESTIC-1.04%

Atlantic American Corp.,
  Weekly VRD Series Bonds,
  (LOC-Wachovia Bank N.A.)
  5.63%(b)                  06/01/09     12,500        12,500,000
=================================================================

BANKS-REGIONAL-3.19%

Capital One Funding Corp.,
  Floating Rate Notes,
  Weekly VRD Series Notes,
  (LOC-Bank One Capital
  Markets)
  5.85%(b)                  08/01/12     10,991        10,991,000
-----------------------------------------------------------------
Family Express Corp., LLC
  Loan Program Notes,
  Weekly VRD Series Notes,
  (LOC-First of America
  Bank)
  5.76%(b)                  04/01/28     10,040        10,040,000
-----------------------------------------------------------------

                            MATURITY   PAR (000)       VALUE
BANKS-REGIONAL-(CONTINUED)

KBL Capital Fund Inc.,
  Loan Program Notes,
  Weekly VRD Series Notes,
  (LOC-National City Bank)
  5.76%(b)                  05/01/27   $ 17,350    $   17,350,000
=================================================================
                                                       38,381,000
=================================================================
    Total Short-Term
      Obligations (Cost
      $50,881,000)                                     50,881,000
=================================================================

TAXABLE MUNICIPAL BONDS-5.55%

FINANCE-MULTIPLE INDUSTRY-3.95%

Mississippi Business
  Finance Corp.
  (Mississippi Industrial
  Development); Revenue
  Bonds, Weekly VRD Series
  5.74% (LOC-First Union
  National Bank)(b)         09/01/15     20,000        20,000,000
-----------------------------------------------------------------
  6.73% (LOC-Bank of
    America)(b)             06/01/15     17,500        17,500,000
-----------------------------------------------------------------
  6.78%(b) (BGA-General
    Electric Company)       02/01/23     10,000        10,000,000
=================================================================
                                                       47,500,000
=================================================================

HOSPITAL MANAGEMENT-1.60%

Colorado Health Facilities
  Authority; Revenue
  Bonds, Weekly VRD
  Series, (LOC-KBC Bank
  N.V.)
  5.65%(b)                  03/01/30      9,750         9,750,000
-----------------------------------------------------------------

                            MATURITY   PAR (000)       VALUE
HOSPITAL MANAGEMENT-(CONTINUED)

Illinois Health Facilities
  Authority (Loyola
  University Health
  Systems); Revenue Bonds,
  Weekly VRD Series
  5.75%(b)(c)               07/01/24   $  9,500    $    9,500,000
=================================================================
                                                       19,250,000
=================================================================
    Total Taxable
      Municipal Bonds
      (Cost $66,750,000)                               66,750,000
=================================================================

MASTER NOTE AGREEMENTS-8.65%(d)

Merrill Lynch Mortgage
  Capital, Inc.
  5.94%(e)                  08/20/01     59,000        59,000,000
-----------------------------------------------------------------
Morgan Stanley Dean Witter
  & Co.
  5.85%(f)                  03/01/01     45,000        45,000,000
=================================================================
    Total Master Note
      Agreements (Cost
      $104,000,000)                                   104,000,000
=================================================================
    Total Investments
      (excluding
      repurchase
      agreements) (Cost
      $959,587,419)                                   959,587,419
=================================================================

REPURCHASE AGREEMENTS-16.06%(g)

Westdeutsche Landesbank
  Girozentrale (Germany)
  5.75% (Cost
  $193,147,085)(h)          02/01/01    193,147       193,147,085
=================================================================
TOTAL INVESTMENTS-95.85%                            1,152,734,504(i)
=================================================================
OTHER ASSETS LESS LIABILITIES-4.15%                    49,927,636
=================================================================
NET ASSETS-100.00%                                 $1,202,662,140
_________________________________________________________________
=================================================================

Investment Abbreviations:

BGA  - Bond Guaranty Agreement
LOC  - Letter of Credit
VRD  - Variable Rate Demand

Notes to Schedule of Investments:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Demand security; payable upon demand by the Fund with usually no more than seven calendar days notice. Interest rates are redetermined periodically. Rate shown is the rate in effect on 01/31/01.
(c)  Secured by bond insurance provided by MBIA Insurance Co.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 01/31/01.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon three business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 01/31/01.
(g) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Joint repurchase agreement entered into 01/31/01 with a maturing value of $300,047,917. Collateralized by $406,839,340 par value of U.S. Government obligations, 6.00% to 8.09% due 01/01/04 to 01/01/40 with an aggregate market value at 01/31/01 of $309,089,094.
(i)  Also represents cost for federal income tax purposes.

See Notes to Financial Statements.
 6

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (amortized cost)        $  959,587,419
-------------------------------------------------------------
Repurchase agreements                             193,147,085
-------------------------------------------------------------
Receivables for:
  Investments sold                                    207,000
-------------------------------------------------------------
  Fund shares sold                                 83,052,007
-------------------------------------------------------------
  Interest                                          1,867,777
-------------------------------------------------------------
Investment for deferred compensation plan             106,754
-------------------------------------------------------------
Other assets                                          111,397
=============================================================
    Total assets                                1,238,079,439
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                            20,002,304
-------------------------------------------------------------
  Fund shares reacquired                           12,811,082
-------------------------------------------------------------
  Dividends                                           191,350
-------------------------------------------------------------
  Deferred compensation plan                          106,754
-------------------------------------------------------------
  Due to custodian                                    689,090
-------------------------------------------------------------
Accrued advisory fees                                 553,014
-------------------------------------------------------------
Accrued administrative services fees                   11,981
-------------------------------------------------------------
Accrued distribution fees                             490,570
-------------------------------------------------------------
Accrued trustees' fees                                    779
-------------------------------------------------------------
Accrued transfer agent fees                           453,374
-------------------------------------------------------------
Accrued operating expenses                            107,001
=============================================================
    Total liabilities                              35,417,299
=============================================================
Net assets applicable to shares outstanding    $1,202,662,140
_____________________________________________________________
=============================================================

NET ASSETS:

Aim Cash Reserve Shares                        $  849,974,934
_____________________________________________________________
=============================================================
Class B                                        $  298,130,504
_____________________________________________________________
=============================================================
Class C                                        $   54,556,702
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

AIM Cash Reserve Shares                           849,942,670
_____________________________________________________________
=============================================================
Class B                                           298,119,617
_____________________________________________________________
=============================================================
Class C                                            54,555,082
_____________________________________________________________
=============================================================
AIM Cash Reserve Shares:
  Net asset value, offering and redemption
    price per share                            $         1.00
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $         1.00
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $         1.00
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS
For the six months ended January 31, 2001
(Unaudited)

INVESTMENT INCOME:

Interest                                         $40,603,980
------------------------------------------------------------

EXPENSES:

Advisory fees                                      3,317,709
------------------------------------------------------------
Administrative services fees                          71,325
------------------------------------------------------------
Custodian fees                                        31,045
------------------------------------------------------------
Distribution fees -- Cash Reserve Class            1,082,685
------------------------------------------------------------
Distribution fees -- Class B                       1,546,471
------------------------------------------------------------
Distribution fees -- Class C                         250,583
------------------------------------------------------------
Transfer agent fees -- Cash Reserve Class            914,227
------------------------------------------------------------
Transfer agent fees -- Class B                       326,463
------------------------------------------------------------
Transfer agent fees -- Class C                        52,899
------------------------------------------------------------
Trustees' fees                                         4,808
------------------------------------------------------------
Other                                                515,885
============================================================
    Total expenses                                 8,114,100
============================================================
Less: Expenses paid indirectly                      (13,305)
============================================================
    Net expenses                                   8,100,795
============================================================
Net investment income                             32,503,185
============================================================
Net realized gain from investment securities          26,400
============================================================
Net increase in net assets resulting from
  operations                                     $32,529,585
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 2001, the seven months ended July 31, 2000 and the year ended December 31, 1999
(Unaudited)

                                                               JANUARY 31,         JULY 31,        DECEMBER 31,
                                                                   2001              2000              1999
                                                              --------------    --------------    --------------

OPERATIONS:

  Net investment income                                       $   32,503,185    $   37,001,092    $   54,728,601
----------------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        26,400                --                83
================================================================================================================
    Net increase in net assets resulting from operations          32,529,585        37,001,092        54,728,684
================================================================================================================
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                        (23,931,469)      (27,493,666)      (40,668,074)
----------------------------------------------------------------------------------------------------------------
  Class B                                                         (7,374,992)       (8,335,400)      (12,546,032)
----------------------------------------------------------------------------------------------------------------
  Class C                                                         (1,196,724)       (1,172,026)       (1,514,495)
----------------------------------------------------------------------------------------------------------------
Share transactions-net:
  AIM Cash Reserve Shares                                        (62,085,723)      (77,443,140)     (189,587,232)
----------------------------------------------------------------------------------------------------------------
  Class B                                                          8,796,611      (115,577,813)       94,371,540
----------------------------------------------------------------------------------------------------------------
  Class C                                                          9,098,490       (11,177,934)       29,244,201
================================================================================================================
    Net increase (decrease) in net assets                        (44,164,222)     (204,198,887)      (65,971,408)
================================================================================================================

NET ASSETS:

  Beginning of period                                          1,246,826,362     1,451,025,249     1,516,996,657
================================================================================================================
  End of period                                               $1,202,662,140    $1,246,826,362    $1,451,025,249
________________________________________________________________________________________________________________
================================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,202,598,549    $1,246,789,171    $1,450,988,058
----------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities          63,591            37,191            37,191
================================================================================================================
                                                              $1,202,662,140    $1,246,826,362    $1,451,025,249
________________________________________________________________________________________________________________
================================================================================================================

See Notes to Financial Statements.
 8

NOTES TO FINANCIAL STATEMENTS
January 31, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. Distributions -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% on the first $1 billion of the Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2001, AIM was paid $71,325 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2001, AFS was paid $618,265 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended January 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $1,082,685, $1,546,471 and $250,583, respectively, as compensation under the Plans.
  During the six months ended January 31, 2001, AIM Distributors received $993,464 in contingent deferred sales charges imposed on redemptions of Fund shares.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended January 31, 2001, the Fund paid legal fees of $3,032 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended January 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $13,125 and reductions in custodian fees of $180 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $13,305.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended January 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-SHARE INFORMATION

Changes in shares outstanding during the six months ended January 31, 2001, the seven-month period ended July 31, 2000 and the year ended December 31, 1999 were as follows:

                                       JANUARY 31, 2001                    JULY 31, 2000
                               --------------------------------   --------------------------------
                                   SHARES           AMOUNT            SHARES           AMOUNT
                               --------------   ---------------   --------------   ---------------
Sold:
  Cash Reserve Class            2,556,851,008     2,556,851,008    3,591,529,412     3,591,529,412
--------------------------------------------------------------------------------------------------
  Class B                         340,557,797   $   340,557,797      509,744,331   $   509,744,331
--------------------------------------------------------------------------------------------------
  Class C                         131,730,085       131,730,085      156,197,199       156,197,199
==================================================================================================
Issued as reinvestment of
  dividends:
  Cash Reserve Class               24,955,474        24,955,474       24,814,673        24,814,673
--------------------------------------------------------------------------------------------------
  Class B                           7,389,563         7,389,563        7,211,243         7,211,243
--------------------------------------------------------------------------------------------------
  Class C                           1,196,543         1,196,543        1,019,008         1,019,008
==================================================================================================
Reacquired:
  Cash Reserve Class           (2,643,892,205)   (2,643,892,205)  (3,693,787,225)   (3,693,787,225)
--------------------------------------------------------------------------------------------------
  Class B                        (339,150,749)     (339,150,749)    (632,533,387)     (632,533,387)
--------------------------------------------------------------------------------------------------
  Class C                        (123,828,138)     (123,828,138)    (168,394,141)     (168,394,141)
==================================================================================================
                                  (44,190,622)  $   (44,190,622)    (204,198,887)  $  (204,198,887)
__________________________________________________________________________________________________
==================================================================================================

                                      DECEMBER 31, 1999
                               --------------------------------
                                   SHARES           AMOUNT
                               --------------   ---------------
Sold:
  Cash Reserve Class            8,060,651,699     8,060,651,699
---------------------------------------------------------------
  Class B                       1,129,278,732   $ 1,129,278,732
---------------------------------------------------------------
  Class C                         387,953,922       387,953,922
===============================================================
Issued as reinvestment of
  dividends:
  Cash Reserve Class               34,229,027        34,229,027
---------------------------------------------------------------
  Class B                          10,880,999        10,880,999
---------------------------------------------------------------
  Class C                           1,259,465         1,259,465
===============================================================
Reacquired:
  Cash Reserve Class           (8,284,467,958)   (8,284,467,958)
---------------------------------------------------------------
  Class B                      (1,045,788,191)   (1,045,788,191)
---------------------------------------------------------------
  Class C                        (359,969,186)     (359,969,186)
===============================================================
                                  (65,971,491)  $   (65,971,491)
_______________________________________________________________
===============================================================

NOTE 7-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CASH RESERVE
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS     SEVEN MONTHS
                                                       ENDED          ENDED                   YEAR ENDED DECEMBER 31,
                                                    JANUARY 31,      JULY 31,      ----------------------------------------------
                                                       2001          2000(a)         1999         1998         1997        1996
                                                    -----------    ------------    --------    ----------    --------    --------
Net asset value, beginning of period                 $   1.00        $   1.00      $   1.00    $     1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.0277          0.0300        0.0414        0.0453      0.0456      0.0433
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income         (0.0277)        (0.0300)      (0.0414)      (0.0453)    (0.0456)    (0.0433)
=================================================================================================================================
Net asset value, end of period                       $   1.00        $   1.00      $   1.00    $     1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          2.80%           3.03%         4.22%         4.62%       4.66%       4.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (in 000s omitted)          $849,975        $912,042      $989,478    $1,179,072    $344,117    $315,470
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  1.10%(c)        1.07%(d)      1.04%         0.99%       1.05%       1.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 5.52%(c)        5.15%(d)      4.16%         4.53%       4.55%       4.32%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Total returns are not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $859,087,053.
(d)  Annualized.

                                                                                        CLASS B
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS     SEVEN MONTHS
                                                         ENDED          ENDED                  YEAR ENDED DECEMBER 31,
                                                      JANUARY 31,      JULY 31,      --------------------------------------------
                                                         2001          2000(a)         1999        1998        1997        1996
                                                      -----------    ------------    --------    --------    --------    --------
Net asset value, beginning of period                   $   1.00        $   1.00      $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.0240          0.0256        0.0339      0.0371      0.0378      0.0360
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income           (0.0240)        (0.0256)      (0.0339)    (0.0371)    (0.0378)    (0.0360)
=================================================================================================================================
Net asset value, end of period                         $   1.00        $   1.00      $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                        $   2.42%           2.59%         3.45%       3.78%       3.84%       3.66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $298,131        $289,327      $404,911    $310,534    $116,058    $ 91,148
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                    1.85%(c)        1.82%(d)      1.79%       1.81%       1.80%       1.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets       4.77%(c)        4.40%(d)      3.41%       3.71%       3.80%       3.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $306,772,826.
(d)  Annualized.

                                                                                       CLASS C
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS     SEVEN MONTHS         YEAR ENDED             AUGUST 4, 1997
                                                       ENDED          ENDED            DECEMBER 31,        (DATE SALES COMMENCED)
                                                    JANUARY 31,      JULY 31,      --------------------       TO DECEMBER 31,
                                                       2001          2000(a)         1999        1998               1997
                                                    -----------    ------------    --------    --------    ----------------------
Net asset value, beginning of period                 $   1.00        $   1.00      $   1.00    $   1.00           $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.0240          0.0256        0.0339      0.0371             0.0158
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income         (0.0240)        (0.0256)      (0.0339)    (0.0371)           (0.0158)
=================================================================================================================================
Net asset value, end of period                       $   1.00        $   1.00      $   1.00    $   1.00           $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      $   2.42%           2.59%         3.44%       3.78%              3.92%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $ 54,557        $ 45,457      $ 56,636    $ 27,391           $  8,287
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  1.85%(c)        1.82%(d)      1.79%       1.81%              1.80%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 4.77%(c)        4.40%(d)      3.41%       3.71%              3.80%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $49,707,963.
(d)  Annualized.

NOTE 8-CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000. The Board of Trustees of the Trust, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed Ernst & Young LLP as independent public accountants to audit the financial statements of the Fund. KPMG LLP had served as independent public accountants for the seven-months ended July 31, 2000 and the two years ended December 31, 1999. The audit reports of KPMG LLP on the financial statements of the Fund for the seven-months ended July 31, 2000 and the two years ended December 31, 1999 did not contain any adverse opinions or disclaimer of opinions, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audits for the seven-months ended July 31, 2000 and the two years ended December 31, 1999, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.

  Neither the Fund nor anyone on its behalf consulted with Ernst & Young LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Fund's financial statements.

BOARD OF TRUSTEES                                      OFFICERS                                OFFICE OF THE FUND

Bruce L. Crockett                                      Robert H. Graham                        11 Greenway Plaza
Director                                               Chairman and President                  Suite 100
ACE Limited;                                                                                   Houston, TX 77046
Formerly Director, President, and                      Carol F. Relihan
Chief Executive Officer                                Senior Vice President and Secretary     INVESTMENT ADVISOR
COMSAT Corporation
                                                       Gary T. Crum                            A I M Advisors, Inc.
Owen Daly II                                           Senior Vice President                   11 Greenway Plaza
Formerly, Director                                                                             Suite 100
Cortland Trust, Inc.                                   Dana R. Sutton                          Houston, TX 77046
                                                       Vice President and Treasurer
Albert R. Dowden                                                                               TRANSFER AGENT
Chairman of the Board of Directors                     Melville B. Cox
Cortland Trust, Inc. and DHJ Media, Inc.; and          Vice President                          A I M Fund Services, Inc.
Director, Magellan Insurance Company                                                           P.O. Box 4739
                                                       Karen Dunn Kelley                       Houston, TX 77210-4739
Edward K. Dunn Jr.                                     Vice President
Chairman, Mercantile Mortgage Corp.;                                                           CUSTODIAN
Formerly Vice Chairman, President                      Mary J. Benson
and Chief Operating Officer,                           Assistant Vice President and            The Bank of New York
Mercantile-Safe Deposit & Trust Co.; and               Assistant Treasurer                     90 Washington Street,
President, Mercantile Bankshares                                                               11th Floor
                                                       Sheri Morris                            New York, NY 10286
Jack Fields                                            Assistant Vice President and
Chief Executive Officer                                Assistant Treasurer                     COUNSEL TO THE FUND
Twenty First Century Group, Inc.;
Formerly Member                                        Jim Coppedge                            Ballard Spahr
of the U.S. House of Representatives                   Assistant Secretary                     Andrews & Ingersoll, LLP
                                                                                               1735 Market Street
Carl Frischling                                        Renee A. Friedli                        Philadelphia, PA 19103
Partner                                                Assistant Secretary
Kramer, Levin, Naftalis & Frankel LLP                                                          COUNSEL TO THE TRUSTEES
                                                       P. Michelle Grace
Robert H. Graham                                       Assistant Secretary                     Kramer, Levin, Naftalis &
Director, President and Chief Executive Officer                                                Frankel LLP
A I M Management Group Inc.                            Nancy L. Martin                         919 Third Avenue
                                                       Assistant Secretary                     New York, NY 10022
Prema Mathai-Davis
Member, Visiting Committee, Harvard University         Ofelia M. Mayo                          DISTRIBUTOR
Graduate School of Education, New School University;   Assistant Secretary
Formerly, Chief Executive Officer,                                                             A I M Distributors, Inc.
YWCA of the U.S.A.                                     Lisa A. Moss                            11 Greenway Plaza
                                                       Assistant Secretary                     Suite 100
Lewis F. Pennock                                                                               Houston, TX 77046
Partner, Pennock & Cooper                              Kathleen J. Pflueger
                                                       Assistant Secretary
Louis S. Sklar
Executive Vice President,
Development and Operations,
Hines Interests
Limited Partnership



                 This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

THE AIM FAMILY OF FUNDS--Registered Trademark--


                                  EQUITY FUNDS

   DOMESTIC EQUITY FUNDS           INTERNATIONAL/GLOBAL EQUITY FUNDS         A I M Management Group Inc. has provided
                                                                             leadership in the mutual fund industry since
      MORE AGGRESSIVE                     MORE AGGRESSIVE                    1976 and managed approximately $170 billion
                                                                             in assets for nine million shareholders,
AIM Small Cap Opportunities(1)       AIM Latin American Growth               including individual investors, corporate
AIM Mid Cap Opportunities(2)         AIM Developing Markets                  clients and financial institutions, as of
AIM Large Cap Opportunities(3)       AIM European Small Company              December 31, 2000.
AIM Emerging Growth                  AIM Asian Growth                           The AIM Family of Funds--Registered
AIM Small Cap Growth(4)              AIM Japan Growth                        Trademark-- is distributed nationwide, and
AIM Aggressive Growth                AIM International Emerging Growth       AIM today is the eighth-largest mutual fund
AIM Mid Cap Growth                   AIM European Development                complex in the United States in assets under
AIM Small Cap Equity                 AIM Euroland Growth                     management, according to Strategic Insight,
AIM Capital Development              AIM Global Aggressive Growth            an independent mutual fund monitor.
AIM Constellation                    AIM International Equity                   AIM is a subsidiary of AMVESCAP PLC, one of
AIM Dent Demographic Trends          AIM Advisor International Value         the world's largest independent financial
AIM Select Growth                    AIM Worldwide Spectrum                  services companies with $402 billion in
AIM Large Cap Growth                 AIM Global Trends                       assets under management as of December 31,
AIM Weingarten                       AIM Global Growth                       2000.
AIM Mid Cap Equity
AIM Value II                               MORE CONSERVATIVE
AIM Charter
AIM Value                                 SECTOR EQUITY FUNDS
AIM Blue Chip
AIM Basic Value                             MORE AGGRESSIVE
AIM Large Cap Basic Value
AIM Balanced                         AIM New Technology
AIM Advisor Flex                     AIM Global Telecommunications and Technology
                                     AIM Global Infrastructure
   MORE CONSERVATIVE                 AIM Global Resources
                                     AIM Global Financial Services
                                     AIM Global Health Care
                                     AIM Global Consumer Products and Services
                                     AIM Advisor Real Estate
                                     AIM Global Utilities

                                            MORE CONSERVATIVE

                               FIXED-INCOME FUNDS

   TAXABLE FIXED-INCOME FUNDS             TAX-FREE FIXED-INCOME FUNDS

        MORE AGGRESSIVE                           MORE AGGRESSIVE

AIM Strategic Income                      AIM High Income Municipal
AIM High Yield II                         AIM Tax-Exempt Bond of Connecticut
AIM High Yield                            AIM Municipal Bond
AIM Income                                AIM Tax-Free Intermediate
AIM Global Income                         AIM Tax-Exempt Cash
AIM Floating Rate(5)
AIM Intermediate Government                       MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

   MORE CONSERVATIVE


The AIM risk spectrum shown above illustrates the relative risk of AIM's equity and fixed-income funds within a specified group of funds in The AIM Family of Funds--Registered Trademark--. When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. (1)AIM Small Cap Opportunities Fund closed to new investors Nov. 4, 1999.
(2)AIM Mid Cap Opportunities Fund closed to new investors March 21, 2000. (3)AIM Large Cap Opportunities Fund closed to new investors Sept. 29, 2000. (4)AIM Small Cap Growth Fund closed to new investors Nov. 8, 1999. (5)AIM Floating Rate Fund was restructured to offer multiple share classes April 3, 2000. Existing shares were converted to Class B shares, and Class C shares commenced offering.
   FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after April 20, 2001, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter end.


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